Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited) - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of consolidated subsidiaries, associates and joint ventures
Net equity	$ 101,924,635	$ 102,689,797	$ 113,903,089	$ 90,583,772
Profit (loss) for the period	21,092,433	$ 27,530,825
Total assets	282,777,413		302,792,431
Total liabilities	$ 180,852,778		$ 188,889,342
Equion Energia Limited
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership interest Ecopetrol, joint venture	51.00%
Activity, joint venture	Hydrocarbons exploration and exploitation
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Net equity	$ 1,374,271
Profit (loss) for the period	37,360
Total assets	1,442,473
Total liabilities	$ 68,202
Ecodiesel Colombia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Production, commercialization and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Net equity	$ 157,092
Profit (loss) for the period	42,131
Total assets	253,058
Total liabilities	$ 95,966
Serviport S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership interest Ecopetrol, associate	49.00%
Activity, associate	Services to support the loading and unloading of oil trucks, supply of equipment for the same purpose, technical inspections, and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 12,790
Profit (loss) for the period	(3,176)
Total assets	42,028
Total liabilities	$ 29,238
Sociedad Portuaria Olefinas y Derivados S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership interest Ecopetrol, associate	50.00%
Activity, associate	Construction, use, maintenance, adaptation and administration of port facilities, ports, private docks, or service to the general public
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 8,447
Profit (loss) for the period	2,875
Total assets	12,145
Total liabilities	$ 3,698